Segment information - Information by Segment on Current Cost of Supplies Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 316,620	$ 381,314	$ 261,504
Share of profit/(loss) of joint ventures and associates (CCS basis)	3,758	3,930	3,913
Interest and other income, of which:	2,838	915	7,056
Interest income	2,313	1,046	511
Net gains/(losses) on sale and revaluation of non-current assets and businesses	257	642	5,995
Other	268	(773)	550
Total expenditure	290,556	321,386	242,828
Production and manufacturing expenses	25,240	25,518	23,822
Selling, distribution and administrative expenses	13,433	12,883	11,328
Research and development expenses	1,287	1,075	815
Exploration expenses	1,750	1,712	1,423
Depreciation, depletion and amortisation charge, of which:	31,290	18,529	26,921
Impairment losses	8,947	2,313	4,065
Impairment reversals	(762)	(6,177)	(214)
Interest expense	4,673	3,181	3,607
Taxation charge/(credit) (CCS basis)	13,194	21,497	8,391
Other revenue	15,607	11,708	126
Impairment losses on property, plant and equipment	8,182	1,799	3,894
Goodwill	635	361	167
Intangible assets other than goodwill	130	153	4
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	627	6,177	214
Intangible assets other than goodwill	135	0	0
Decrease through write-off, financial assets		1,126
Purchase contract
Disclosure of operating segments [line items]
Reversal of losses (gains) on sales contracts	2,074	7,201	4,892
Sales contract
Disclosure of operating segments [line items]
Reversal of losses (gains) on sales contracts	(4,689)	(9,815)	(4,824)
CCS earnings
Disclosure of operating segments [line items]
Taxation charge/(credit) (CCS basis)	203	(444)	(808)
CCS earnings	20,281	41,562	17,482
Inter-segment
Disclosure of operating segments [line items]
Revenue	60,373	80,778	50,680
Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	272,441	340,980	229,364
Total expenditure	39,960	39,476	35,965
Production and manufacturing expenses	25,240	25,518	23,822
Selling, distribution and administrative expenses	13,433	12,883	11,328
Research and development expenses	1,287	1,075	815
Exploration expenses	1,750	1,712	1,423
Depreciation, depletion and amortisation charge, of which:	31,290	18,529	26,921
Impairment losses	8,947	2,313	4,065
Impairment reversals	(762)	(6,177)	(214)
Interest expense	4,673	3,181	3,607
Integrated Gas
Disclosure of operating segments [line items]
Revenue	37,645	54,751	29,922
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,951	1,219	1,933
Interest and other income, of which:	137	(714)	1,596
Interest income	6	43	0
Net gains/(losses) on sale and revaluation of non-current assets and businesses	(22)	101	1,610
Other	153	(858)	(14)
Taxation charge/(credit) (CCS basis)	2,803	5,899	2,648
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	325	3,449
Integrated Gas | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	7,046	22,212	8,060
Integrated Gas | Inter-segment
Disclosure of operating segments [line items]
Revenue	11,560	18,412	8,072
Integrated Gas | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	27,356	37,785	20,188
Total expenditure	4,823	5,237	4,526
Production and manufacturing expenses	4,529	4,907	4,194
Selling, distribution and administrative expenses	168	218	231
Research and development expenses	126	112	101
Exploration expenses	216	240	122
Depreciation, depletion and amortisation charge, of which:	8,903	2,211	5,908
Impairment losses	3,472	115	723
Impairment reversals	(324)	(3,449)	(204)
Interest expense	146	84	71
Upstream
Disclosure of operating segments [line items]
Revenue	6,475	8,352	9,182
Share of profit/(loss) of joint ventures and associates (CCS basis)	768	2,111	632
Interest and other income, of which:	671	726	4,592
Interest income	27	22	37
Net gains/(losses) on sale and revaluation of non-current assets and businesses	209	437	4,130
Other	435	267	425
Taxation charge/(credit) (CCS basis)	8,377	14,070	6,057
Impairment losses on property, plant and equipment		320
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	203	2,504
Upstream | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	8,528	16,222	9,603
Upstream | Inter-segment
Disclosure of operating segments [line items]
Revenue	41,230	52,285	35,789
Upstream | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	7,890	10,666	9,094
Total expenditure	9,845	10,365	10,322
Production and manufacturing expenses	9,186	9,676	9,797
Selling, distribution and administrative expenses	163	233	186
Research and development expenses	496	456	339
Exploration expenses	1,534	1,472	1,301
Depreciation, depletion and amortisation charge, of which:	12,463	10,334	13,485
Impairment losses	1,360	950	920
Impairment reversals	(206)	(2,504)	(9)
Interest expense	507	345	333
Marketing
Disclosure of operating segments [line items]
Revenue	108,858	120,638	83,494
Share of profit/(loss) of joint ventures and associates (CCS basis)	548	237	385
Interest and other income, of which:	76	(104)	278
Interest income	9	0	3
Net gains/(losses) on sale and revaluation of non-current assets and businesses	16	(186)	285
Other	51	82	(10)
Taxation charge/(credit) (CCS basis)	819	903	903
Marketing | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	2,950	2,133	3,535
Marketing | Inter-segment
Disclosure of operating segments [line items]
Revenue	624	606	254
Marketing | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	94,614	108,012	70,745
Total expenditure	9,336	8,383	7,501
Production and manufacturing expenses	949	810	950
Selling, distribution and administrative expenses	8,137	7,351	6,384
Research and development expenses	250	222	167
Exploration expenses	0	0	0
Depreciation, depletion and amortisation charge, of which:	2,335	1,900	1,700
Impairment losses	420	480	129
Impairment reversals	(1)	(151)	(1)
Interest expense	52	46	27
Chemicals and Products
Disclosure of operating segments [line items]
Revenue	118,781	144,342	116,448
Share of profit/(loss) of joint ventures and associates (CCS basis)	590	374	989
Interest and other income, of which:	61	244	37
Interest income	57	24	36
Net gains/(losses) on sale and revaluation of non-current assets and businesses	(61)	282	(24)
Other	65	(62)	25
Taxation charge/(credit) (CCS basis)	(198)	935	(210)
Impairment losses on property, plant and equipment		257
Chemicals and Products | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	1,530	4,515	404
Chemicals and Products | Inter-segment
Disclosure of operating segments [line items]
Revenue	2,252	2,684	1,890
Chemicals and Products | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	102,396	127,521	103,294
Total expenditure	11,483	11,362	10,347
Production and manufacturing expenses	7,908	7,583	6,815
Selling, distribution and administrative expenses	3,323	3,592	3,375
Research and development expenses	252	187	157
Exploration expenses	0	0	0
Depreciation, depletion and amortisation charge, of which:	6,411	3,289	5,485
Impairment losses	2,787	356	2,248
Impairment reversals	(90)	(73)	0
Interest expense	62	22	44
Renewables and Energy Solutions
Disclosure of operating segments [line items]
Revenue	44,819	53,190	22,415
Share of profit/(loss) of joint ventures and associates (CCS basis)	(96)	(7)	(27)
Interest and other income, of which:	75	57	200
Interest income	12	(2)	4
Net gains/(losses) on sale and revaluation of non-current assets and businesses	110	8	(6)
Other	(47)	51	202
Taxation charge/(credit) (CCS basis)	1,303	(303)	(342)
Renewables and Energy Solutions | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	3,038	(1,059)	(1,514)
Renewables and Energy Solutions | Inter-segment
Disclosure of operating segments [line items]
Revenue	4,707	6,791	4,675
Renewables and Energy Solutions | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	40,170	57,024	26,048
Total expenditure	3,831	3,590	2,745
Production and manufacturing expenses	2,610	2,520	2,098
Selling, distribution and administrative expenses	1,058	972	596
Research and development expenses	163	98	51
Exploration expenses	0	0	0
Depreciation, depletion and amortisation charge, of which:	1,159	777	326
Impairment losses	908	412	45
Impairment reversals	(141)	0	0
Interest expense	4	2	0
Corporate
Disclosure of operating segments [line items]
Revenue	42	41	43
Share of profit/(loss) of joint ventures and associates (CCS basis)	(3)	(4)	1
Interest and other income, of which:	1,818	706	353
Interest income	2,202	959	431
Net gains/(losses) on sale and revaluation of non-current assets and businesses	5	0	0
Other	(389)	(253)	(78)
Taxation charge/(credit) (CCS basis)	90	(7)	(665)
Corporate | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	(2,811)	(2,461)	(2,606)
Corporate | Inter-segment
Disclosure of operating segments [line items]
Revenue	0	0	0
Corporate | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	15	(28)	(5)
Total expenditure	642	539	524
Production and manufacturing expenses	58	22	(32)
Selling, distribution and administrative expenses	584	517	556
Research and development expenses	0	0	0
Exploration expenses	0	0	0
Depreciation, depletion and amortisation charge, of which:	19	18	17
Impairment losses	0	0	0
Impairment reversals	0	0	0
Interest expense	$ 3,902	$ 2,682	$ 3,132